Related Party Debt (Details) - USD ($) $ in Thousands					7 Months Ended	12 Months Ended		15 Months Ended
	Jul. 07, 2025	Apr. 12, 2024	Feb. 28, 2023	Dec. 06, 2019	Oct. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	May 01, 2025	Mar. 25, 2025	Mar. 01, 2025	Nov. 12, 2024	Apr. 01, 2024	Dec. 31, 2021
Apogee Telecom Promissory Note
Debt Instrument [Line Items]
Principal amount				$ 800
Interest rate (%)				10.00%
Principal or interest payment due														$ 0
Equal monthly installments				$ 19
Remaining loan balance						$ 0	$ 0	$ 0
Interest expense						0	0
Apogee Telecom Installment Payment Agreement
Debt Instrument [Line Items]
Principal amount			$ 400
Debt term (in months)			23 months
Interest rate (%)			12.00%
Remaining loan balance						0	0	0
Interest expense						0	0
Endurance Loan
Debt Instrument [Line Items]
Principal amount													$ 1,000
Interest rate (%)													18.00%
Equal monthly installments					$ 15			19
Remaining loan balance							1,000
Interest expense						103	107
Motherlode Promissory Note
Debt Instrument [Line Items]
Principal amount		$ 1,000
Interest rate (%)		6.00%
Equal monthly installments		$ 19
Remaining loan balance						700	900	700
Interest expense						50	42
Network Service Agreements
Debt Instrument [Line Items]
Loan amount financed						300	1,200
Sales-type lease finance amount							$ 500
Debt term (in months)							24 months
Interest rate (%)							16.50%
Equal monthly installments						28
Remaining loan balance						1,300	$ 1,300	$ 1,300
Network Service Agreements | Maximum
Debt Instrument [Line Items]
Principal amount							550
Network Service Agreements | Minimum
Debt Instrument [Line Items]
Principal amount							50
Endurance Business Loan
Debt Instrument [Line Items]
Principal amount												$ 300
Interest rate (%)												16.50%
Remaining loan balance							300
Interest expense						34	$ 6
Endurance Promissory Note
Debt Instrument [Line Items]
Principal amount											$ 500
Interest rate (%)									16.50%
Interest expense						69
Second Endurance Promissory Note
Debt Instrument [Line Items]
Principal amount										$ 500
Interest rate (%)										16.50%
Interest expense						$ 50
Additional extended debt term (in days)	90 days